Annual Total Returns- Inverse Government Long Bond Strategy Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Inverse Government Long Bond Strategy Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(30.39%)	(5.44%)	17.51%	(24.44%)	(0.48%)	(2.79%)	(8.97%)	4.03%	(12.94%)	(21.13%)